Unaudited Condensed Consolidated and Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 70.1	$ (149.2)	$ (310.7)	$ (47.9)	$ (210.8)
Other comprehensive income (loss), net of tax	(9.8)	231.8	200.3	(235.0)	(155.4)
Comprehensive income (loss)	$ 60.3	$ 82.6	$ (110.4)	$ (282.9)	$ (366.2)